U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

October 13, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	MANAGER DIRECTED PORTFOLIOS (the "Trust")
Securities Act Registration No: 333-133691
Investment Company Act Registration No: 811-21897

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the "1933 Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the Spyglass Growth Fund, is Post-Effective Amendment No. 39 under the 1933 Act, and Amendment No. 42 under the 1940 Act, to the Trust's Registration Statement on Form N-1A (the "Amendment").

The Trust anticipates that this filing shall become effective on December 28, 2017 pursuant to Rule 485(a)(2) of the 1933 Act.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing non-material information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5208.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures